Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted loss per common share
	Year ending December 31, 2021	Period from April 27, 2020 (inception) through December 31, 2020
Net income (loss)	$4,647,886	$(1,784,919)
Less: Income (loss) attributable to common stock subject to possible redemption	—	—
Net income (loss) available to common shares	$4,647,886	$(1,784,919)

Basic and diluted weighted average number of Class A common shares	25,757,500	25,757,500

Basic and diluted income (loss) available to Class A common shares	$0.18	$(0.07)

Basic and diluted weighted average number of Class B common shares	5,031,250	5,031,250

Basic and diluted income (loss) available to Class B common shares	$0.18	$(0.07)